Property and Equipment (Details) - CAD ($)	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
Statement [Line Items]
Cost, Beginning balance	$ 44,553		$ 542,742
Cost, Additions			10,153
Cost, Impairment		$ 0	(554,143)
Cost, Effect of foreign exchange rate changes		0	1,247
Cost, Ending balance			44,553
Cost, Exchange agreement (Note 6(e))		0	0
Cost, Acquisition (Note 6(b))			44,553
Accumulated Depreciation, Impairment		0	(19,988)
Accumulated Depreciation, Effect of foreign exchange rate changes		0	24
Accumulated Depreciation, Beginning balance	26,118	7,682	2,497
Accumulated Depreciation, Ending balance	44,553	26,118	7,682
Accumulated Depreciation, Depreciation	18,435	18,436	25,149
Net Book Value		18,435	36,871
Computer equipment [Member]
Statement [Line Items]
Cost, Beginning balance		0	7,349
Cost, Impairment		0	(7,349)
Cost, Effect of foreign exchange rate changes			0
Cost, Ending balance		7,349
Accumulated Depreciation, Impairment		0	(3,062)
Accumulated Depreciation, Effect of foreign exchange rate changes		0
Accumulated Depreciation, Beginning balance			306
Accumulated Depreciation, Depreciation			2,756
Accumulated Depreciations, Ending balance		306
Equipment [Member]
Statement [Line Items]
Cost, Beginning balance	0		65,698
Cost, Additions			10,153
Cost, Impairment			(77,098)
Cost, Effect of foreign exchange rate changes			1,247
Cost, Ending balance			44,553
Cost, Acquisition (Note 6(b))			44,553
Accumulated Depreciation, Impairment			(16,926)
Accumulated Depreciation, Effect of foreign exchange rate changes	0		24
Accumulated Depreciation, Beginning balance	26,118	7,682	2,191
Accumulated Depreciation, Ending balance	44,553	26,118	7,682
Accumulated Depreciation, Depreciation	$ 18,435	18,436	22,393
Net Book Value		18,435	36,871
Security system [Member]
Statement [Line Items]
Cost, Beginning balance		0	269,611
Cost, Impairment		0	(269,611)
Cost, Effect of foreign exchange rate changes			0
Accumulated Depreciation, Impairment		0
Accumulated Depreciation, Effect of foreign exchange rate changes		0
Leasehold improvements [Member]
Statement [Line Items]
Cost, Beginning balance		0	200,084
Cost, Impairment		0	(200,084)
Cost, Effect of foreign exchange rate changes			$ 0
Accumulated Depreciation, Impairment		0
Accumulated Depreciation, Effect of foreign exchange rate changes		$ 0